Income Taxes Income Taxes (Schedule of Components of Income Tax Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
U.S. federal	$ 101	$ 236	$ 180
U.S. state and other	7	16	13
International	108	78	65
Current Income Tax Expense (Benefit)	216	330	258
Deferred Income Tax Expense (Benefit)	(124)	(77)	(65)
Income tax expense	$ 92	$ 253	$ 193